Loans and Allowance for Credit Losses, Impaired Loans (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Impaired Loans [Abstract]
Unpaid principal balance	$ 26,547	$ 28,303
Impaired loans	22,377	23,820
Impaired loans with related allowance for credit losses	16,604	16,887
Related allowance for credit losses	2,593	3,076
Loans and Leases Receivable, Impaired, Commitment to Lend	403	363
Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
Impaired Loans [Abstract]
Impaired loans	1,500	1,800
Total Commercial [Member]
Impaired Loans [Abstract]
Unpaid principal balance	7,148	5,415
Impaired loans	5,372	3,808
Impaired loans with related allowance for credit losses	5,026	3,560
Related allowance for credit losses	1,000	872
Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	5,058	2,746
Impaired loans	3,742	1,835
Impaired loans with related allowance for credit losses	3,418	1,648
Related allowance for credit losses	675	435
Commercial real estate mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	1,777	2,369
Impaired loans	1,418	1,815
Impaired loans with related allowance for credit losses	1,396	1,773
Related allowance for credit losses	280	405
Construction Loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	167	262
Impaired loans	93	131
Impaired loans with related allowance for credit losses	93	112
Related allowance for credit losses	22	23
Lease Financing [Member]
Impaired Loans [Abstract]
Unpaid principal balance	146	38
Impaired loans	119	27
Impaired loans with related allowance for credit losses	119	27
Related allowance for credit losses	23	9
Total Consumer [Member]
Impaired Loans [Abstract]
Unpaid principal balance	19,399	22,888
Impaired loans	17,005	20,012
Impaired loans with related allowance for credit losses	11,578	13,327
Related allowance for credit losses	1,593	2,204
Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	16,438	19,626
Impaired loans	14,362	17,121
Impaired loans with related allowance for credit losses	9,475	11,057
Related allowance for credit losses	1,117	1,643
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	2,399	2,704
Impaired loans	2,156	2,408
Impaired loans with related allowance for credit losses	1,681	1,859
Related allowance for credit losses	350	447
Credit Card [Member]
Impaired Loans [Abstract]
Unpaid principal balance	300	299
Impaired loans	300	299
Impaired loans with related allowance for credit losses	300	299
Related allowance for credit losses	104	94
Automobile Loan [Member]
Impaired Loans [Abstract]
Unpaid principal balance	153	173
Impaired loans	85	105
Impaired loans with related allowance for credit losses	31	41
Related allowance for credit losses	5	5
Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Unpaid principal balance	109	86
Impaired loans	102	79
Impaired loans with related allowance for credit losses	91	71
Related allowance for credit losses	17	15
Trial modifications [Member]
Impaired Loans [Abstract]
Impaired loans	$ 299	$ 402